CAPITAL STOCK (Tables)	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Common Stock Outstanding

Common Stock Outstanding

	2013	2012	2011
Balance, beginning of year	391,640,770	384,117,643	382,391,742
Shares issued for stock-based compensation plans:
Treasury shares issued	25,214	60,767	144,313
Common shares issued	929,596	1,189,693	1,581,588
Common shares issued for conversion of preferred shares	14,399,247	—	—
Treasury shares acquired	(11,221,919)	—	—
Cordillera consideration (Note 2)	—	6,272,667	—

Balance, end of year	395,772,908	391,640,770	384,117,643

Net Income Per Common Share

A reconciliation of the components of basic and diluted net income per common share for the years ended December 31, 2013, 2012, and 2011 is presented in the table below.

	2013			2012			2011
	Income	Shares	Per Share	Income	Shares	Per Share	Income	Shares	Per Share
	(In millions, except per share amounts)
Basic:
Income from continuing operations	$2,380	395	$6.02	$1,911	389	$4.91	$4,496	384	$11.72
Income (loss) from discontinued operations	(192)	395	(0.49)	14	389	0.04	12	384	0.03

Income attributable to common stock	$2,188	395	$5.53	$1,925	389	$4.95	$4,508	384	$11.75

Effect of Dilutive Securities:
Mandatory Convertible Preferred Stock	$44	9		$—	—		$76	14
Stock options and other	—	2		—	2		—	2

Diluted:
Income from continuing operations	$2,424	406	$5.97	$1,911	391	$4.89	$4,572	400	$11.44
Income (loss) from discontinued operations	(192)	406	(0.47)	14	391	0.03	12	400	0.03

Income attributable to common stock	$2,232	406	$5.50	$1,925	391	$4.92	$4,584	400	$11.47

Description of Stock Based Compensation Plans and Related Costs

A description of the Company’s stock-based compensation plans and related costs follows:

	2013	2012	2011
	(In millions)
Stock-based compensation expensed:
General and administrative	$89	$104	$69
Lease operating expenses	47	63	44
Stock-based compensation capitalized	55	67	42

	$191	$234	$155

Summary of Stock Options Issued Under Stock Option Plans

A summary of stock options issued and outstanding under the Stock Option Plans and the Omnibus Plans is presented in the table and narrative below:

	2013
	Shares Under Option	Weighted Average Exercise Price
	(In thousands)
Outstanding, beginning of year	7,573	$90.47
Granted	819	80.89
Exercised	(327)	72.55
Forfeited or expired	(502)	97.88

Outstanding, end of year(1)	7,563	89.71

Expected to vest(1)	2,370	92.50

Exercisable, end of year(1)	4,678	88.53

Weighted average fair value of options granted during the year	$23.18

(1)

As of December 31, 2013, the weighted average remaining contractual life for options outstanding, expected to vest, and exercisable is 6.1 years, 8.2 years, and 4.7 years, respectively. The aggregate intrinsic value of options outstanding, expected to vest, and exercisable at year-end was $43 million, $7 million, and $34 million, respectively. The weighted-average grant-date fair value of options granted during the years 2013, 2012, and 2011 was $23.18, $26.41, and $42.20, respectively.

Risk-Free Rate Based on the U S Treasury Yield Curve

The risk-free rate is based on the U.S. Treasury yield curve in effect at the time of grant.

	2013	2012	2011

Expected volatility	33.60%	34.94%	34.47%
Expected dividend yields	0.99%	0.82%	0.47%
Expected term (in years)	5.5	5.5	5.5
Risk-free rate	0.79%	0.78%	1.95%

Restricted Stock

A summary of restricted stock activity for the year ended December 31, 2013, is presented below.

	Shares	Weighted- Average Grant- Date Fair Value
	(In thousands)
Non-vested at January 1, 2013	2,164	$97.34
Granted	3,098	82.95
Vested	(907)	96.79
Forfeited	(402)	88.61

Non-vested at December 31, 2013	3,953	86.70

Conditional Restricted Stock

The weighted-average remaining life of the unvested conditional restricted stock units is approximately 2.1 years.

	Shares	Weighted- Average Grant- Date Fair Value(1)
	(In thousands)
Non-vested at January 1, 2013	1,306	$78.40
Granted	1,232	79.60
Vested	—	79.49
Cancelled	(1,369)	83.34
Forfeited	(149)	78.09

Non-vested at December 31, 2013	1,020	73.73

(1)	The fair value of each conditional restricted stock unit award is estimated as of the date of grant using a Monte Carlo simulation with the following assumptions used for all grants made under the plan: (i) a three-year continuous risk-free interest rate; (ii) a constant volatility assumption based on the historical realized stock price volatility of the Company and the designated peer group; and (iii) the historical stock prices and expected dividends of the common stock of the Company and its designated peer group.